Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
CoreValues Alpha Greater China Growth ETF
Shareholder Report [Line Items]
Fund Name	CoreValues Alpha Greater China Growth ETF
Class Name	CoreValues Alpha Greater China Growth ETF
Trading Symbol	CGRO
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CoreValues Alpha Greater China Growth ETF (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.cvafunds.com/cgro/. You can also request this information by contacting us at (855) 316-3778 or by writing to the CoreValues Alpha Greater China Growth ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 316-3778
Additional Information Website	www.cvafunds.com/cgro/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CoreValues Alpha Greater China Growth ETF	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How Did the Fund Perform last year and what affected its performance?

During the reporting period, the Fund generated a positive total return of 23.01%. This compares to the 33.60% total return for the S&P 500 Index for the same period.

Based on our core key themes, we continue to attempt to position the strategy with strong and consistent advantages versus the benchmark and relative to the overall market. Portfolio positions have greater exposure to Mainland China, as we have a larger share of A-shares and H-shares.

What Factors Influenced Performance?

As interest rates remained high throughout the period, Chinese equities underperformed for most of the year. Furthermore, our A-share and H-share positions didn’t catch as much of the initial western capital rotation after the Chinese stimulus package was announced late September versus their American Depositary Receipt peers.

The current market environment will remain uncertain as the market awaits clarity in policies from a new incoming administration. In general, we believe this administration will have more flexibility to constructively collaborate with China vs. opposing it on ideological grounds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Annualized Returns for the Periods Ended September 30, 2024	Since Inception (10/16/2023)
CoreValues Alpha Greater China Growth ETF - at NAV	23.01%
S&P 500® Total Return Index	33.60%

Performance Inception Date	Oct. 16, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,208,000
Holdings Count | Holdings	25
Advisory Fees Paid, Amount	$ 52,448
Investment Company, Portfolio Turnover	112.00% [1]
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Thousands)	$9,208
Number of Holdings	25
Total Advisory Fee Paid	$52,448
Portfolio Turnover	112%*

*	Not annualized for periods less than one year.

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
PDD Holdings, Inc. - ADR	11.3
Tencent Holdings Ltd.	10.1
Meituan - Class B	8.5
Trip.com Group Ltd. - ADR	6.8
Xiaomi Corp. - Class B	6.5
BYD Co. Ltd. - Class H	6.0
Proya Cosmetics Co. Ltd. - Class A	4.7
KE Holdings, Inc. - ADR	4.3
JD.com, Inc. - Class A	4.3
Full Truck Alliance Co. Ltd. - ADR	4.1

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.

[1]	Not annualized for periods less than one year.